Other comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income (loss)
FVOCI equity investments, pretax	€ 6,537	€ (15,586)	€ 18,046
FVOCI equity investments, tax	215	(98)	(209)
FVOCI equity investments, net	6,752	(15,684)	17,837
Actuarial gains (losses) on defined benefit pension plans, Pretax	72,462	15,990	(58,455)
Actuarial gain (loss) on defined benefit pension plans, Tax effect	(23,173)	(2,843)	16,405
Actuarial gain (loss) on defined benefit pension plans, Net	49,289	13,147	(42,050)
Gain (loss) related to foreign currency translation, net of reclassification adjustments resulting from deconsolidation	(1,544,634)	727,473	(607,873)
Foreign currency translation adjustment, net of reclassification adjustments resulting from deconsolidation, Net	(1,544,634)	727,473	(607,873)
FVOCI debt securities, pretax	7,639	(857)	7,299
FVOCI debt securities, tax	(1,265)	271	(1,321)
FVOCI debt securities, net	6,374	(586)	5,978
Changes in fair value of cash flow hedges during the period, Pretax	27,946	(7,159)	2,787
Changes in fair value of cash flow hedges during the period, Tax effect	(8,425)	783	(1,031)
Changes in fair value of cash flow hedges during the period, Net	19,521	(6,376)	1,756
Cost of hedging, Pretax	(3,842)	(895)	(3,547)
Cost of hedging, Tax effect	1,161	39	1,132
Cost of hedging, Net	(2,681)	(856)	(2,415)
Reclassification adjustments, pretax	(2,812)	(2,718)	(4,718)
Reclassification adjustments, Tax effect	1,784	1,502	1,474
Reclassification adjustments, Net	(1,028)	(1,216)	(3,244)
Total other comprehensive income (loss) relating to cash flow hedges, Pretax	21,292	(10,772)	(5,478)
Total other comprehensive income (loss) relating to cash flow hedges, Tax effect	(5,480)	2,324	1,575
Total other comprehensive income (loss) relating to cash flow hedges, Net	15,812	(8,448)	(3,903)
Other comprehensive income (loss), Pretax	(1,436,704)	716,248	(646,461)
Other comprehensive income (loss), Tax effect	(29,703)	(346)	16,450
Other comprehensive income (loss), net of tax	€ (1,466,407)	€ 715,902	€ (630,011)